StepStone Private Infrastructure Fund

Consolidated Schedule of Investments
December 31, 2023 (Unaudited)

Investments	Asset Class	Acquisition Date	Fair Value
Secondary Investments — 62.1%[1,2,3,4]
Europe — 42.4%
Antin Infrastructure Partners II LP*,5,6	Infrastructure Assets	10/02/2023	$555,435
Compass European Infrastructure SCSp*,6	Infrastructure Assets	11/23/2023	4,057,995
EQT Infrastructure Fund III (No.1) SCSp*,6	Infrastructure Assets	11/08/2023	624,886
EQT Infrastructure II*,6	Infrastructure Assets	11/08/2023	234,927
EQT Infrastructure IV (No.2) USD SCSp*,6,7	Infrastructure Assets	10/10/2023	8,376,043
iCON Infrastructure Partners III, L.P.*,6,7	Infrastructure Assets	09/29/2023	3,724,725
InfraVia European Fund III SCSp[5,6]	Infrastructure Assets	10/02/2023	4,590,871
Total Europe			22,164,882
North America — 19.7%
Brookfield Infrastructure Fund I6,8	Infrastructure Assets	09/29/2023	164,508
Brookfield Infrastructure Fund III[6,8]	Infrastructure Assets	09/29/2023	1,895,563
Global Energy & Power Infrastructure Fund II, L.P.*,6,9	Infrastructure Assets	10/05/2023	1,191,650
Global Infrastructure Partners III-C, L.P.[6,8]	Infrastructure Assets	09/29/2023	4,600,611
Stonepeak Infrastructure Fund II LP6,9	Infrastructure Assets	10/02/2023	820,404
Stonepeak Infrastructure Fund LP*,6,9	Infrastructure Assets	10/02/2023	1,641,991
Total North America			10,314,727
Total Secondary Investments (Cost $27,538,710)			32,479,609
Total Investments, excluding Cash Equivalents (Cost $27,538,710)			32,479,609

Cash Equivalents — 19.1%
Fidelity Investments Money Market Government Portfolio — Class I, 5.25% (10,000,000 shares)[10,11]	10,000,000
Total Cash Equivalents (Cost $10,000,000)	10,000,000
Total Investments, including Cash Equivalents – 81.2% (Cost $37,538,710)	42,479,609
Other assets in excess of liabilities — 18.8%	9,827,570
Net Assets — 100.0%	$52,307,179

*Investment is non-income producing.
[1]Geographic region generally reflects the location of the investment manager.
[2]Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor and the final distribution date is not known at this time, except where noted.
[3]Investments do not issue shares, except where noted. Term shares and units are used interchangeably.
[4]Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2023 was $32,479,609, or 62.1% of net assets. As of December 31, 2023, the aggregate cost of each investment restricted to sale was $532,572, $3,678,275, $381,110, $190,269, $7,118,305, $3,575,464, $3,540,205, $121,394, $1,526,119, $1,088,268, $3,641,923, $706,337 and $1,438,469, respectively, totaling $27,538,710.
[5]Security is held by STRUCTURE Cayman II LLC.
[6]Investment has been committed to but has not been fully funded by the Fund.
[7]Security is held by STRUCTURE Cayman III LLC.
[8]Security is held by STRUCTURE Cayman IV LLC.
[9]Security is held by STRUCTURE Cayman LLC.
[10]The audited statements of the fund can be found at sec.gov.
[11]The rate reported is the 7-day effective yield at the period end.